COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments

2023	$33,750
2024	18,750
Total minimum lease payments:	52,500
Less amount representing interest	(6,216)
Present value of minimum lease payments:	$46,284